RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) ft²
Disclosure of transactions between related parties [line items]
Annual rent payable | $	$ 1.3
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Term of lease	10-year lease
Rate of rent per squre foot	16,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease	25-year
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Term of lease	25-year lease
Rate of rent per squre foot	43,860